UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21630

                            NT Alpha Strategies Fund
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               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60603
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               (Address of principal executive offices) (Zip code)

                              Joseph W. McInerney,

                    President and Principal Executive Officer
                            NT Alpha Strategies Fund
                         300 Atlantic Street, Suite 400
                               Stamford, CT 06901
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 630-6000

                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2006

Item 1. Reports to Stockholders.

The Semi-annual Report to Shareholders is filed herewith.




NT Alpha Strategies Fund

                                           Semiannual Report

                                           September 30, 2006

                              Logo: Northern Trust

                                                        NT ALPHA STRATEGIES FUND

TABLE OF CONTENTS

 2    STATEMENT OF ASSETS AND LIABILITIES

 3    SCHEDULE OF INVESTMENTS

 5    STATEMENT OF OPERATIONS

 6    STATEMENT OF CHANGES IN NET ASSETS

 7    STATEMENT OF CASH FLOWS

 8    FINANCIAL HIGHLIGHTS

 9    NOTES TO THE FINANCIAL STATEMENTS

12    FOR MORE INFORMATION


                       ----------------------------------
                                NOT FDIC INSURED
                       ----------------------------------
                        May lose value/No bank guarantee
                       ----------------------------------



                                  SEMIANNUAL REPORT  1  NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES             SEPTEMBER 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------

                                                                 NT ALPHA
Rounded to thousands,                                           STRATEGIES
except per unit data                                               FUND
--------------------------------------------------------------------------
ASSETS:
Investments in Sub-Funds, at value (Cost $91,082,000)          $99,239,000

Cash and cash equivalent                                         1,912,000
Receivable for Sub-Fund investment sold                            805,000
Receivable from investment manager                                  51,000
Prepaid and other assets                                           148,000
Total Assets                                                   102,155,000
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LIABILITIES:
Capital subscriptions received in advance                           70,000
Payable to unitholders                                             390,000
Payable to affiliates:
Investment management fees                                         252,000
Administration fees                                                 31,000
Custody and accounting fees                                          4,000
Transfer agent fees                                                  1,000
Other accrued liabilities                                          263,000
Total Liabilities                                                1,011,000
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Net Assets                                                    $101,144,000
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ANALYSIS OF NET ASSETS:
Net capital                                                    $93,584,000
Accumulated net investment loss                                (2,741,000)
Accumulated net realized gain                                    2,144,000
Net unrealized appreciation on investments                       8,157,000
Net Assets                                                    $101,144,000
--------------------------------------------------------------------------
Units Outstanding (unlimited authorization)                      9,199,000

Net Asset Value, Per Unit                                           $10.99


See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND   2   SEMIANNUAL REPORT

                                                      NT ALPHA STRATEGIES FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2006 (UNAUDITED)
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NT ALPHA STRATEGIES FUND

                                                                 FAIR
                                                                 VALUE
                                                              (ROUNDED TO
                                                               THOUSANDS)
--------------------------------------------------------------------------
SUB-FUNDS - 98.1%
Commodity Trading Advisor - 5.7%
(Cost $5,325,000)
  Cornerstone International Value Fund, LLC                     $2,110,000
  Cornerstone International Value Fund, LLC,
   Series F                                                        334,000
  Rotella Polaris Fund, LLC                                      3,339,000
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                                                                 5,783,000
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Emerging Markets - 3.0%
(Cost $2,700,000)
  Everest Capital Frontier, L.P.                                 3,010,000
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Equity Market Neutral - 8.2%
(Cost $6,850,000)
  O'Connor Global Fundamental Long/Short, LLC                    4,006,000
  O'Connor Global Fundamental Long/Short, LLC
   Series A17                                                      404,000
  Temujin Fund, L.P.                                             3,876,000
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                                                                 8,286,000
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Fixed Income Arbitrage - 9.3%
(Cost $8,401,000)
  Burnaby Catastrophe Fund, L.P. *                                 301,000
  Carrington Investment Partners (US), L.P.                      3,157,000
  Nephila Catastrophe Fund, L.P. *                               2,080,000
  Parkcentral Global, L.P.                                       3,857,000
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                                                                 9,395,000
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Global Macro - 6.6%
(Cost $6,050,000)
  Galtere International Master Fund, L.P.                        3,348,000
  Third Wave Global Macro Fund, L.P.                             3,359,000
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                                                                 6,707,000
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Japan Long/Short - 2.8%
(Cost $2,800,000)
  Myojo Japan Long/Short Fund, L.P.                              2,792,000
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Non-US Equity Hedge - 7.5%
(Cost $6,902,000)
  Hillsdale Canadian Long/Short Equity Fund, LLC,
   Class B                                                       1,484,000
  Pegasus Leveraged Fund Limited                                 3,215,000
  Zebedee European Fund, L.P.                                    2,904,000
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                                                                 7,603,000
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                                                                 FAIR
                                                                 VALUE
                                                              (ROUNDED TO
                                                               THOUSANDS)
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SUB-FUNDS - 98.1% - CONTINUED
Relative Value Arbitrage - 11.8%
(Cost $11,950,000)
  OTA Multi-Strategy Fund, L.P.                                 $4,197,000
  TCM Spectrum Fund (QP), L.P.                                   2,637,000
  Tennenbaum Multi-Strategy Fund I LLC                           4,592,000
  Triton Fund, L.P.                                                546,000
--------------------------------------------------------------------------
                                                                11,972,000
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Sector Hedge - 12.4%
(Cost $12,371,000)
  FrontPoint Energy Horizons Fund, L.P.                          2,978,000
  Keel Partners, L.P.                                            2,994,000
  Loomis Sayles Consumer Discretionary Hedge
   Fund, L.P.                                                    4,229,000
  Vantis Health Sciences Fund, L.P.                              2,378,000
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                                                                12,579,000
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Short Bias - 5.1%
(Cost $5,000,000)
  Dialectic Capital, LLC                                         1,287,000
  Perennial Investors (QP), L.P.                                 3,836,000
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                                                                 5,123,000
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Special Situations - 12.6%
(Cost $10,750,000)
  Courage Special Situations Fund, L.P., Class
   B&C                                                           4,124,000
  DDJ October Fund Onshore Feeder, L.P.                          4,304,000
  York Distressed Opportunities Fund, L.P.                       4,288,000
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                                                                12,716,000
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Statistical Arbitrage - 3.3%
(Cost $2,948,000)
  AQR Global Stock Selection Institutional
   Fund, L.P.                                                    3,362,000
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US Equity Hedge - 9.8%
(Cost $9,035,000)
  Alydar QP Fund, L.P.                                           4,565,000
  CCM Small Cap Value Qualified Fund, L.P.                         981,000
  Stadia Capital Partners (QP), L.P.                             4,365,000
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                                                                 9,911,000
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Total Sub-Funds
--------------------------------------------------------------------------
(Cost $91,082,000)                                              99,239,000


See Notes to the Financial Statements.

                                  SEMIANNUAL REPORT  3  NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
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SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------
NT ALPHA STRATEGIES FUND (continued)



                                                     PRINCIPAL     FAIR
                                                      AMOUNT       VALUE
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CASH EQUIVALENT - 1.8%
  UBS A.G., Grand Cayman,
   Eurodollar Time Deposit,
   5.38%, 10/2/06                                  $1,841,000   $1,841,000
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Total Cash Equivalent
--------------------------------------------------------------------------
(Cost $1,841,000)                                                1,841,000

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TOTAL INVESTMENTS - 99.9%
(Cost $92,923,000)                                             101,080,000
  Other Assets less Liabilities - 0.1%                              64,000
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NET ASSETS - 100.0%                                           $101,144,000

* During the current year, a portion of the underlying investments value in the Burnaby Catastrophe Fund, L.P. and Nephila Catastrophe Fund, L.P. was placed in a side pocket arrangement. The Fund will not be able to redeem such value until the amount is released from the respective side pocket arrangement, which is approximately 0.7% of the Fund's net assets.

Sub-Fund investments are non-income producing.

At September 30, 2006, the NT Alpha Strategies Fund's investments as a percentage of total net assets were diversified as follows:


SECTOR WEIGHTINGS                         PERCENTAGE

Commodity Trading Advisor                    5.7%
Emerging Markets                             3.0
Equity Market Neutral                        8.2
Fixed Income Arbitrage                       9.3
Global Macro                                 6.6
Japan Long/Short                             2.8
Non-US Equity Hedge                          7.5
Relative Value Arbitrage                    11.8
Sector Hedge                                12.4
Short Bias                                   5.1
Special Situations                          12.6
Statistical Arbitrage                        3.3
US Equity Hedge                              9.8
Cash, Cash Equivalent and Other
 Assets less Liabilities                     1.9
-------------------------------------------------
Total                                      100.0%


At September 30, 2006, the NT Alpha Strategies Fund's Sub-Funds investments were domiciled as follows:


                                                       FAIR
COUNTRIES                         COST                 VALUE

Bermuda                          $2,570,000          $3,215,000
British Virgin Islands            3,000,000           3,348,000
Cayman Islands                    2,823,000           2,904,000
United States                    82,689,000          89,772,000
---------------------------------------------------------------
Total                                               $99,239,000


See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND   4   SEMIANNUAL REPORT

                                                      NT ALPHA STRATEGIES FUND
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS         SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
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                                                                 NT ALPHA
                                                                STRATEGIES
Rounded to thousands                                                FUND
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INVESTMENT INCOME:
Interest income on cash equivalents                               $128,000
Other income                                                        33,000
Total Investment Income                                            161,000
--------------------------------------------------------------------------
EXPENSES:
Investment management fees                                         495,000
Administration fees and expenses                                   127,000
Custody and accounting fees                                         25,000
Transfer agent fees                                                  5,000
Insurance                                                           77,000
Printing                                                            12,000
Professional fees                                                  219,000
Trustee fees and expenses                                           37,000
Other                                                               10,000
--------------------------------------------------------------------------
Total Expenses                                                   1,007,000
Less expenses reimbursed by:
Investment manager                                                (107,000)
Administrator                                                       (9,000)
Net Expenses                                                       891,000
--------------------------------------------------------------------------
Net Investment Loss                                               (730,000)
--------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                  (210,000)
Net change in unrealized appreciation
on investments                                                   1,085,000
Net Gains on Investments                                           875,000
--------------------------------------------------------------------------

Net Increase in Net Assets Resulting from Operations              $145,000
--------------------------------------------------------------------------

See Notes to the Financial Statements.

                                  SEMIANNUAL REPORT  5  NT ALPHA STRATEGIES FUND


NT ALPHA STRATEGIES FUND
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------


                                                                    NT ALPHA
                                                                    STRATEGIES
                                                                       FUND

                                                           SIX MONTHS
                                                              ENDED       FISCAL YEAR
                                                           SEPTEMBER 30,     ENDED
                                                              2006          MARCH 31,
Rounded to thousands                                       (UNAUDITED)        2006
------------------------------------------------------------------------------------

OPERATIONS:
Net investment loss                                         $(730,000)   $(1,217,000)
Net realized gains (losses)                                  (210,000)     2,309,000
Net change in unrealized appreciation on investments        1,085,000      4,799,000
Net Increase in Net Assets Resulting from Operations          145,000      5,891,000
------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Capital Contributions (926,000 and 3,550,000 Units)        10,203,000     37,082,000
Capital Withdrawals (181,000 and 1,011,000 Units)          (1,988,000)   (18,608,000)
  Net Increase in Net Assets Resulting from Capital
  Transactions                                              8,215,000     18,474,000
------------------------------------------------------------------------------------
Total Increase in Net Assets                                8,360,000     24,365,000

NET ASSETS:
Beginning of period                                        92,784,000     68,419,000
End of period                                            $101,144,000    $92,784,000
------------------------------------------------------------------------------------
Accumulated Net Investment Loss                           $(2,741,000)   $(2,011,000)
------------------------------------------------------------------------------------

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND   6   SEMIANNUAL REPORT

                                                      NT ALPHA STRATEGIES FUND
------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS         SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------

                                                                   NT ALPHA
Rounded to thousands                                              STRATEGIES
                                                                    FUND


CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations                        $145,000
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:

  Purchase of Sub-Funds                                        (19,840,000)
  Proceeds from disposition of Sub-Funds                         7,698,000
  Realized gain from investments                                   210,000
  Net change in unrealized depreciation on Sub-Funds            (1,085,000)
  Changes in operating assets and liabilities:
   Decrease in investments in Sub-Funds paid in advance          1,575,000
   Decrease in interest income receivable                            1,000
   Decrease in receivable for Sub-Fund investment sold           3,981,000
   Decrease in receivable from investment manager                   81,000
   Decrease in receivable from administrator                         9,000
   Increase in prepaid and other assets                            (73,000)
   Increase in investment management fees payable                   16,000
   Decrease in administration fees payable                         (22,000)
   Increase in other accrued liabilities                            63,000
  Net cash flow used in operating activities                    (7,241,000)
--------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital subscriptions                                            7,627,000
Capital redemptions                                             (8,401,000)
  Net cash flow used in financing activities                      (774,000)
--------------------------------------------------------------------------
NET DECREASE IN CASH AND CASH EQUIVALENT                        (8,015,000)
Cash and Cash Equivalent - Beginning of Period                   9,927,000
Cash and Cash Equivalent - End of Period                         1,912,000
--------------------------------------------------------------------------

See Notes to the Financial Statements.

                                  SEMIANNUAL REPORT  7  NT ALPHA STRATEGIES FUND


NT ALPHA STRATEGIES FUND
-------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------


                                                                          NT ALPHA STRATEGIES
                                                                                 FUND

                                                       SIX MONTHS ENDED
                                                         SEPTEMBER 30,         YEAR ENDED       PERIOD ENDED
                                                            2006                MARCH 31,         MARCH 31,

Selected per unit data                                  (UNAUDITED)               2006             2005 (4)
--------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                       $10.98                $10.28             $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                         (0.06)                (0.12)             (0.12)
Net realized and unrealized gains                            0.07                  0.82               0.40
  Total from Investment Operations                           0.01                  0.70               0.28
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.99                $10.98             $10.28
-----------------------------------------------------------------------------------------------------------
Total Return (1)                                             0.18%                 6.77%              2.78%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of period      $101,144,000           $92,784,000        $68,419,000
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements                1.80%                 1.80%              2.40%
  Expenses, before waivers and reimbursements                2.03%                 2.42%              3.71%
  Net investment loss, net of waivers and reimbursements    (1.47)%               (1.45)%            (2.29)%
  Net investment loss, before waivers and reimbursements    (1.70)%               (2.07)%            (3.60)%
Portfolio Turnover Rate (3)                                  8.21%                41.45%              5.65%
-----------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Portfolio turnover rate includes initial and additional investments in Sub-Funds as well as partial and full withdrawals from Sub-Funds.

(4)  Commenced investment operations on September 1, 2004.



See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND   8   SEMIANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2006 (UNAUDITED)


1    ORGANIZATION

NT Alpha Strategies Fund (the "Fund") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified, management investment company. The Fund's investment objective is to seek attractive risk-adjusted rates of return through investment in a diversified portfolio of assets. The Fund will operate as a "Fund-of-Funds," investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the "Sub-Funds") managed by investment advisers selected by the Fund's investment manager. The Fund will seek to provide investors with exposure to alternative investment strategies by investing in diversified markets and instruments.

U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather should invest in one of the two following "feeder funds," both of which invest substantially all of their assets in the Fund: (1) Northern Trust Alpha Strategies Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such term is defined in Section 2(a)(51) of the 1940 Act) or (2) Northern Trust Alpha Strategies Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

Northern Trust Global Advisors, Inc. ("NTGA"), a subsidiary of Northern Trust Corporation ("NTC"), serves as the investment manager. The Northern Trust Company ("Northern Trust"), is the custodian, fund accountant and transfer agent to the Fund. Northern Trust Investments, N.A. ("NTI"), a wholly owned subsidiary of Northern Trust, serves as the administrator. Northern Trust Securities, Inc. ("NTSI"), a subsidiary of NTC, serves as placement agent to the Fund.

2    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP". The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Investments in Sub-Funds are valued at fair value, as determined by the Board of Trustees ("Board") or its delegates. In determining the fair value of each Sub-Fund, the Board or its delegates will take into account the estimated net asset value of such Sub-Fund provided to the Fund by the Sub-Fund itself, as well as any other considerations that may, in the Board's or its delegates' judgment, increase or decrease such estimated value. Accordingly, because of the inherent uncertainty of these valuations, these estimated values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material. Cash equivalents are valued at cost, which approximates fair value.

B) CASH EQUIVALENTS - The Fund treats all financial instruments with original maturities of 3 months or less as cash equivalents. Cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES - Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any distributions.

D) FEES AND EXPENSES - The Fund will be responsible for paying administrative and operating expenses. In addition, the Fund will be responsible for paying the operating expenses of the Feeder Funds.

The Fund also is responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the "Advisory Fees"). The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund's NAV per year and incentive fees typically range between 10% and 25% of the Sub-Fund's net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

E) FEDERAL INCOME TAXES - The Fund intends to operate and has elected to be treated as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

3    RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, NTGA is entitled to receive a 1.00% per annum fee of the Fund's net asset value, payable quarterly in arrears, calculated as of the last business day of each quarter. NTGA reimbursed the Fund for the six months ended September 30, 2006 as shown on the accompanying Statement of Operations for all operating expenses


                                  SEMIANNUAL REPORT  9  NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND
that exceed 0.50% per annum of the Fund's net asset value. The reimbursement described above is voluntary.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund's net asset value, payable monthly in arrears, calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with NTI for certain administrative services. Pursuant to their administration agreement with the Fund, the administrator is entitled to receive a 0.10% per annum fee of the Fund's net asset value payable monthly in arrears calculated as of the last business day of each month. NTI has retained sub-administrators that are paid directly by NTI for their services.

NTI has agreed to reimburse the Fund as shown on the accompanying Statement of Operations for all administration, sub-administration, custody and transfer agent fees that exceed 0.30% per annum of the Fund's net asset value. The reimbursement described above is voluntary.

NTSI serves as the placement agent (the "Placement Agent") for the Fund. The Placement Agent solicits subscriptions for Common Units on a "best efforts" basis. The Fund does not pay a placement fee to the Placement Agent and common unitholders do not pay any sales charges or servicing fees.

As of September 30, 2006, NTC's investment in the Fund was $20.7 million and the Northern Trust Pension Plan's investment in the Northern Trust Alpha Strategies Fund, Q.P. was $25.4 million.

4    CAPITAL TRANSACTIONS

The Fund offers common interests ("Common Units") in a private placement to qualified investors that are "Accredited Investors" within the meaning given to such term in Regulation D under the Securities Act of 1933, as amended. Common Units are offered monthly. The minimum subscription per investor is $250,000. Subscriptions are payable in full at the time an investor returns the subscription agreement, which must be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders will not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intends to make quarterly tender offers of its Common Units at the net asset value as of the applicable tender date. The minimum amount of Common Units that may be tendered is equal to $100,000. Should a Common Unitholder choose to accept any such tender offer, such acceptance must be in writing and must be received by the Fund, as set forth in the notice of such tender offer, within twenty business days from the commencement of such quarterly tender offer. The Fund is authorized to issue preferred units, although none have been offered as of September 30, 2006.

5    INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $19,840,000 and proceeds from sales of Sub-Funds of $7,698,000 (excluding short-term investments) for the six months ended September 30, 2006.

At September 30, 2006, the estimated cost of investments for federal income tax purposes was $91,082,000. At September 30, 2006, accumulated net unrealized appreciation on investments was $8,157,000, consisting of $9,362,000 gross unrealized appreciation and $1,205,000 gross unrealized depreciation.

6    NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month. Profits and losses of the Fund are allocated among the common unitholders based on the balance in each common unitholder's account at the beginning of each calendar month.

7    RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK - The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, "dollar" rolls, issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund's net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Fund and could result in substantial losses. Creditors' claims may be senior to the rights of unitholders in the Fund.


NT ALPHA STRATEGIES FUND  10  SEMIANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND

                                                  SEPTEMBER 30, 2006 (UNAUDITED)



8    BOARD OF TRUSTEES

Each member of the Board of Trustees who is not an "interested person" of the Fund, as defined in the 1940 Act, receives an annual retainer of $15,000 plus a fee of $2,500 for each board meeting attended in person or $1,000 for each board meeting attended telephonically. Also, the chair of the Fund's Audit Committee will be paid an additional annual fee of $10,000. At September 30, 2006, there are a total of three Trustees of which one is an "interested person" of the Fund. The Fund reimburses those Trustees who are not "interested persons" for all reasonable out-of-pocket expenses incurred by them in performing their duties.


                                 SEMIANNUAL REPORT  11  NT ALPHA STRATEGIES FUND

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NT ALPHA STRATEGIES FUND

FOR MORE INFORMATION


PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.
The Fund's Form N-Q is available on the SEC's Web site at sec.gov. You may also obtain a copy at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

PROXY VOTING

A description of the Fund's Proxy Voting Policies and Procedures and the Fund's portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800/595-9111 or by visiting the SEC's Web site at sec.gov.


NT ALPHA STRATEGIES FUND  12  SEMIANNUAL REPORT

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                                                              HDG SAR NTAS 11/06


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Item 2. Code of Ethics.

Not applicable for reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for reporting period.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for reporting period.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant's nominating committee will consider nominees to the registrant's Board of Trustees when a vacancy becomes available. There have been no material changes to these procedures.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")(17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(c)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for reporting period.

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               NT Alpha Strategies Fund
            -------------------------------------------------------------------

By (Signature and Title)   /s/ Joseph W. McInerney
                        -------------------------------------------------------
                           Joseph W. McInerney, President
                           (Principal Executive Officer)

Date:  December 6, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Joseph W. McInerney
                        -------------------------------------------------------
                           Joseph W. McInerney, President
                           (Principal Executive Officer)

Date:  December 6, 2006




By (Signature and Title)   /s/ Stuart N. Schuldt
                        -------------------------------------------------------
                           Stuart N. Schuldt, Treasurer
                           (Principal Financial and Accounting Officer)

Date:  December 6, 2006